Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 3,587	kr 3,275	kr 4,103
Impairment losses/reversals of impairments	360	568	2,211
Adjustments to reconcile net income to cash	12,226	7,830	19,324
Depreciations	2,474
Impairment losses/reversals of impairments	75
Amortizations	2,538	3,946	4,348
Write down of goodwill		275	12,966
Total impairments	55	529	17,230
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	9,089	8,318	27,892
Taxes	1,652	(1,897)	(9,064)
Dividends from joint ventures/associated companies	66	30	77
Undistributed earnings in joint ventures/ associated companies	340	(53)	(21)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net	(812)	212	(167)
Other non-cash items	1,891	1,220	607
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,549
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,593	4,475	21,578
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	3,947	3,843	6,314
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,519	2,559	2,681
Impairments	36	254	2,245
Intellectual property rights brands and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,019	kr 1,387	1,667
Impairments	kr 19		kr 2,019